8. Accrued Liabilities (Details) (USD $)	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accrued Salaries and Wages
Accrued Salaries and Wages	$ 72,815		$ 59,958
Disputed Trade Payables
Disputed Trade Payables	925,000	[1]	925,000	[1]	0
Services Advance
Services Advance	750,000	[2]	0
Accrued Expenses
Allowance for Sales Returns	43,000		43,000
Distribution Arrangements Payable	17,674		13,905
Deferred Revenue	67,435		0
Royalties Payable	4,953		9,638
Music Advances	450,000	[3]	450,000	[3]
Other Accrued Expenses	157,930		187,996
Total Accrued Expenses	740,992		704,539		496,662
Total Accrued Liabilities	$ 2,488,807		$ 1,689,497

[1]	As part of the Merger, the Company assumed certain liabilities from a previous member of A Squared Entertainment, LLC which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability and has not heard from the claimant for two years.
[2]	During the three months ended March 31, 2014, the Company entered into an exclusive long-term agreement with Sony DADC, the optical disc manufacturing and fulfillment arm of Sony, to provide all CD, DVD and BD replication, packaging and distribution to Genius Brands International's direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disc replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from Sony DADC. As consideration for these minimum order levels, the Company will receive a total of $1,500,000, $750,000 of which was received during the first quarter of 2014 with the remaining $750,000 due by January 17, 2015.
[3]	The Company assumed these accrued expenses in association with the Merger.